SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) (Stock Options [Member])	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility, minimum	44.88%
Expected volatility, maximum	73.44%
Risk-free interest, minimum	0.19%
Risk-free interest, maximum	1.10%
Forfeiture rate	0.00%
Suboptimal exercise multiple	1.5
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	9 years